Lease	3 Months Ended
Feb. 28, 2022
Lease
Lease

6. Lease

On December 1, 2015, the Company entered into a new lease agreement for the premises that it currently operates from, as well the adjoining property, which is owned by the same landlord, for a 5-year term with a 5-year renewal option. On June 21, 2020, the Company entered into a lease surrender agreement and vacated one of its premises on June 30, 2020. On December 15, 2021, The Company extended its lease for the premises that it currently operates from, for one year, commencing December 1, 2021, with an option to continue on a month-to-month basis after November 30, 2022.This operating lease was capitalized under ASC Topic 842 Leases effective on the December 1, 2021 date of extension.

The gross amounts of assets and liabilities related to operating leases were as follows:

	February 28, 2022	November 30, 2021

Assets:
Operating lease right-of-use asset	$122,725	$-

Liabilities:
Current:
Operating lease liability	$123,277	$-

Total lease liability	$123,277	$-

Operating lease costs amounted to $43,580 for the three months ended February 28, 2022 (three months ended February 28, 2021 - $5,575) respectively and have been recorded in selling, general and administrative expenses in the condensed unaudited interim consolidated statements of operations and comprehensive loss.

For the three months ended February 28, 2022, lease payments of $43,028 were paid in relation to the operating lease liability.

Lease terms and discount rates are as follows:

February 28, 2022

Remaining lease term (months)	9
Estimated incremental borrowing rate	11.4%

The approximate future minimum lease payments for the operating lease as at February 28, 2021 were as follows:

February 28, 2022
Lease payments for the remainder of the year ending November 30, 2021	$129,199
Less imputed interest	5,922
Present value of lease liabilities	$123,277